UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 04, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $509,209 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579y101    12609   135802 SH       SOLE                    92785             43017
ABB Ltd. Spon ADR           COM                 000375204     7329   352526 SH       SOLE                   235740            116786
Accenture Plc               COM                 g1151c101    15452   232362 SH       SOLE                   157025             75337
Agilent Technologies, Inc.  COM                 00846u101    13078   319448 SH       SOLE                   213905            105543
Agilent Technologies, Inc.  COM                 00846u101     7164   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     6721    79990 SH       SOLE                    54130             25860
Air Products & Chemicals    COM                 009158106     5041    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc. COM                 01741r102     7945   261691 SH       SOLE                   170860             90831
Allegheny Technologies Inc. COM                 01741r102     3036   100000 SH       DEFINED 01             100000
Apache Corp.                COM                 037411105     6007    76526 SH       SOLE                    51205             25321
Ashland Inc.                COM                 044209104    11048   137395 SH       SOLE                    91905             45490
Ashland Inc.                COM                 044209104     7639    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103     9192   161470 SH       SOLE                   108440             53030
Babcock & Wilcox Co., The   COM                 05615f102     3275   125000 SH       DEFINED 01             125000
Babcock & Wilcox Co., The   COM                 05615f102     7796   297553 SH       SOLE                   201000             96553
Baker Hughes Inc.           COM                 057224107     3901    95498 SH       SOLE                    63640             31858
Bank of America Corp.       COM                 060505104     3518   302973 SH       SOLE                   187486            115487
Baxter International        COM                 071813109    10987   164825 SH       SOLE                   110310             54515
Bed Bath & Beyond Inc.      COM                 075896100     6411   114665 SH       SOLE                    76365             38300
Bed Bath & Beyond Inc.      COM                 075896100     1957    35000 SH       DEFINED 01              35000
Cameron International Corp. COM                 13342b105    28539   505465 SH       SOLE                   341202            164263
Cameron International Corp. COM                 13342b105    19761   350000 SH       DEFINED 01             350000
Carnival Corporation        COM                 143658300    13877   377402 SH       SOLE                   251060            126342
Carnival Corporation        COM                 143658300     5515   150000 SH       DEFINED 01             150000
Corning Inc.                COM                 219350105     2524   200000 SH       DEFINED 01             200000
Corning Inc.                COM                 219350105     7593   601665 SH       SOLE                   404040            197625
Cummins Inc.                COM                 231021106     3644    33635 SH       SOLE                    22455             11180
Cummins Inc.                COM                 231021106     3792    35000 SH       DEFINED 01              35000
Dupont E I De Nemours       COM                 263534109    11105   246895 SH       SOLE                   165885             81010
Dupont E I De Nemours       COM                 263534109     4498   100000 SH       DEFINED 01             100000
Eaton Corporation           COM                 G29183103    10749   198387 SH       SOLE                   132010             66377
Express Scripts, Inc.       COM                 30219g108     3372    62450 SH       SOLE                    41770             20680
Express Scripts, Inc.       COM                 30219g108     1080    20000 SH       DEFINED 01              20000
Goldman Sachs Group Inc.    COM                 38141g104    14126   110743 SH       SOLE                    71885             38858
Goldman Sachs Group Inc.    COM                 38141g104     6378    50000 SH       DEFINED 01              50000
Ingersoll-Rand Co. A        COM                 g47791101     8317   173413 SH       SOLE                   116435             56978
Ingersoll-Rand Co. A        COM                 g47791101     4796   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101      287     1500 SH       SOLE                     1500
International Paper Co.     COM                 460146103     9605   241087 SH       SOLE                   161900             79187
Jacobs Engineering Group    COM                 469814107     8810   206950 SH       SOLE                   139960             66990
Joy Global Inc.             COM                 481165108     5102    80000 SH       DEFINED 01              80000
Komatsu Ltd. Spon ADR       COM                 500458401     6791   264140 SH       SOLE                   170155             93985
Lockheed Martin Corp.       COM                 539830109     9511   103053 SH       SOLE                    69660             33393
Macy's Inc.                 COM                 55616p104    10460   268057 SH       SOLE                   183745             84312
Manitowoc Company Inc.      COM                 563571108     1568   100000 SH       DEFINED 01             100000
Metlife Inc.                COM                 59156r108     6588   200000 SH       DEFINED 01             200000
Metlife Inc.                COM                 59156r108     9314   282755 SH       SOLE                   189870             92885
Microsoft Corp.             COM                 594918104     7687   287803 SH       SOLE                   191470             96333
Monsanto Co.                COM                 61166w101    11474   121226 SH       SOLE                    82095             39131
Nike Inc. Cl. B             COM                 654106103     9434   182836 SH       SOLE                   121640             61196
Pepsico Inc.                COM                 713448108     8411   122910 SH       SOLE                    82035             40875
Schlumberger Ltd.           COM                 806857108    12525   180734 SH       SOLE                   120480             60254
SPDR Trust Series I         COM                 78462F103     1652    11600 SH       SOLE                    11600
Union Pacific Corp.         COM                 907818108    11184    88956 SH       SOLE                    59165             29791
United Parcel Service Inc.  COM                 911312106     9848   133575 SH       SOLE                    89780             43795
United Technologies Corp.   COM                 913017109    12993   158433 SH       SOLE                   105430             53003
USG Corp.                   COM                 903293405     7214   256984 SH       SOLE                   166040             90944
USG Corp.                   COM                 903293405     6737   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927k102    14914   228772 SH       SOLE                   151929             76843
Walt Disney Co., The        COM                 254687106     8932   179386 SH       SOLE                   119520             59866
Wells Fargo & Co.           COM                 949746101     9973   291770 SH       SOLE                   221495             70275
Xerox Corp.                 COM                 984121103     2046   300000 SH       DEFINED 01             300000
Xerox Corp.                 COM                 984121103     6377   935113 SH       SOLE                   607635            327478